CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 04, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (3,211,516)		$ (52,808,108)	$ (18,883,272)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense		0		39,312,841	1,702,582
Non-cash gain on reorganization		0
Change in fair value of derivative liabilities		0		(29,846,821)	(8,100,922)
Impairment of intangible assets and goodwill		0		27,054,517	4,683,829
Stock-based compensation		0		782,755	1,279,295
Depreciation and amortization		518,209		740,973	613,500
Deferred income tax provision		0		(89,013)	19,584
Increase in allowance for doubtful accounts		1,651		179,470	31,773
Increase in allowance for inventory obsolescence		2,308		30,240	90,000
Loss (gain) on disposal of assets				6,754	131,456
Loss on abandonment of lease				0	242,466
Change in operating assets and liabilities:
Accounts and other receivable		380,144		695,612	2,005,581
Inventory		5,815		271,995	464,887
Prepaid expenses and other assets		(133,514)		1,138,191	(1,080,842)
Other assets		46,803
Accounts payable		(2,378,882)		(810,970)	(1,474,108)
Accrued expenses and liabilities		(1,681,926)		(2,739,346)	547,504
Accrued interest		0		2,117,847	1,023,373
Deferred revenue		0		(280,855)	(740,990)
Other liabilities		(28,422)		(150,796)	21,034
Net cash used in operating activities		(6,479,330)		(14,394,714)	(17,423,270)
CASH FLOWS FROM INVESTING ACTIVITIES:
Changes in restricted cash		(26)
Property and equipment acquisitions		0		(698,172)	(482,962)
Proceeds from sale of equipment		0		68,778	133,767
Net cash used in investing activities		(26)		(629,394)	(349,195)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common and preferred stock, net of issuance costs		0
Proceeds from issuance of debtor-in-possession note payable, net of issuance costs		0
Proceeds from issuance of debt, net				0	32,967,060
Proceeds from issuance of common stock, net				0	3,666,260
Repayment of note payable				0	(6,201,143)
Net cash provided by financing activities		0		0	30,432,177
Net increase (decrease) in cash and cash equivalents		(6,479,356)		(15,024,108)	12,659,712
Cash and cash equivalents, beginning of year	$ 922,317	10,358,209		15,946,425	3,286,713
Cash and cash equivalents, end of year	10,358,209	3,878,853		922,317	$ 15,946,425
Supplemental cash flow information
Interest expense paid in cash		1,241
Cash flows related to reorganization items, net		1,507,863
Noncash investing and financing activities:
Stock Issued		217,936
Issuance of preferred stock to settle debt		8,288,719
Investor [Member]
Noncash investing and financing activities:
Stock Issued		226
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	28,173,934		$ (10,592,224)	(52,808,108)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	0		1,198,352
Non-cash gain on reorganization	(34,869,565)		0
Change in fair value of derivative liabilities	0		(27,248,891)
Impairment of intangible assets and goodwill	0		23,740,963
Stock-based compensation	55,081		657,318
Depreciation and amortization	289,360		532,714
Non cash debtor-in-possession note payable debt issuance costs	278,303		0
Deferred income tax provision	0		14,688
Increase in allowance for doubtful accounts	0		37,642
Increase in allowance for inventory obsolescence	0		13,240
Change in operating assets and liabilities:
Accounts and other receivable	(274,200)		(373,695)
Inventory	106,108		(60,427)
Prepaid expenses and other assets	194,835		756,130
Other assets	(61,427)		(43,803)
Accounts payable	2,024,959		632,158
Accrued expenses and liabilities	1,159,737		(2,274,239)
Accrued interest	172,651		1,567,751
Deferred revenue	(261,075)		(119,489)
Other liabilities	(76,992)		(89,560)
Net cash used in operating activities	(3,088,291)		(11,651,372)
CASH FLOWS FROM INVESTING ACTIVITIES:
Changes in restricted cash	(14)		0
Property and equipment acquisitions	0		(270,817)
Proceeds from sale of equipment	0		29,497
Net cash used in investing activities	(14)		(241,320)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common and preferred stock, net of issuance costs	7,052,500		0
Proceeds from issuance of debtor-in-possession note payable, net of issuance costs	5,471,697		0
Net cash provided by financing activities	12,524,197		0
Net increase (decrease) in cash and cash equivalents	9,435,892		(11,892,692)
Cash and cash equivalents, beginning of year	922,317	$ 10,358,209	15,946,425
Cash and cash equivalents, end of year	10,358,209		4,053,733	$ 922,317
Supplemental cash flow information
Interest expense paid in cash	78,822		0
Cash flows related to reorganization items, net	1,839,560		0
Noncash investing and financing activities:
Stock Issued	0		0
Issuance of preferred stock to settle debt	$ 0		$ 0